Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade and Other Receivables [Line Items]
Accounts receivable derived from customer contracts	$ 130,514,339	$ 101,259,081
Domestic customers, net
Trade and Other Receivables [Line Items]
Accounts receivable derived from customer contracts	73,463,144	54,031,475
Export customers, net
Trade and Other Receivables [Line Items]
Accounts receivable derived from customer contracts	$ 57,051,195	$ 47,227,606